Other Events (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended		1 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Series A Preferred Stock [Member]
Stock buyback program announced amount	$ 300
Cash dividends declared per share	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.04	$ 0.04
Proceeds from preferred stock								96
Aggregate liquidation preference								100
Percentage of noncumulative preferred stock								6.20%
Share repurchase authority expiration date						Jan. 01, 2014
Increase In Previous Stock Repurchase Program Authorized Amount	$ 100